ALL CHINA EQUITY PORTFOLIO

(“All China Equity”)

AB BOND FUNDS (“Bond Funds”)

- AB Global Bond Fund

- AB High Income Fund

- AB Income Fund

- AB Intermediate Bond Portfolio

- AB Limited Duration High Income Portfolio

- AB Tax-Aware Fixed Income Portfolio

- AB Unconstrained Bond Fund

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

- AB Large Cap Growth Fund

- AB Concentrated Growth Fund

- AB Concentrated International Growth Portfolio

- AB Discovery Growth Fund

- AB Small Cap Growth Portfolio

- AB Global Core Equity Portfolio

- AB Sustainable Global Thematic Fund

- AB Sustainable International Thematic Fund

- AB International Strategic Core Portfolio

- AB Select US Equity Portfolio

- AB Select US Long/Short Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

- AB Municipal Bond Inflation Strategy

- AB All Market Real Return Portfolio

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

- AB High Income Municipal Portfolio

- AB Arizona Portfolio

- AB California Portfolio

- AB Massachusetts Portfolio

- AB Minnesota Portfolio

- AB New Jersey Portfolio

- AB New York Portfolio

- AB Ohio Portfolio

- AB Pennsylvania Portfolio

- AB Virginia Portfolio

AB VALUE FUNDS (“Value Funds”)

- AB All Market Income Portfolio

- AB Core Opportunities Fund

- AB Discovery Value Fund

- AB Equity Income Fund

- AB Global Real Estate Investment Fund

- AB Global Risk Allocation Fund

- AB Relative Value Fund

- AB International Value Fund

- AB Small Cap Value Portfolio

- AB Value Fund

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein Funds”)

- AB International Portfolio

- AB Intermediate California Municipal Portfolio

- AB Intermediate Diversified Municipal Portfolio

- AB Intermediate New York Municipal Portfolio

- AB Short Duration Portfolio

- AB Tax-Managed International Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated December 17, 2018 to the following Prospectuses, as amended:

Prospectus	Date	Prospectus	Date
All China Equity	July 25, 2018	Inflation Strategies	January 31, 2018
Bernstein Funds	June 29, 2018	Municipal Portfolios	September 28, 2018
Bond Funds	January 31, 2018	Value Funds	February 28, 2018
EMMA	July 31, 2018
Equity Funds	October 31, 2018
Government Money Market	August 31, 2018

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For each Fund, the following is added to the end of “Appendix [B/C]—Financial Intermediary Waivers” of the Prospectus:

Waivers Specific to Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James Affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased in an investment advisory program

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC Waivers on Class A and C Shares Available at Raymond James

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in this Fund’s Prospectus

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

•	Shares acquired through a right of reinstatement
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Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in this Prospectus

•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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